TAXATION - Reconciliation of Income Tax Expense (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Reconciliation of the differences between the PRC statutory tax rate and effective tax rate
Loss before income taxes and share of net loss of equity investees	¥ (1,464,316)	$ (212,304)	¥ (1,260,605)	¥ (1,010,701)
Income tax computed at the statutory tax rate of 25%	366,079	53,076	315,151	252,675
Non-deductible expenses	(20,250)	(2,936)	(112,363)	(46,106)
Effect of different tax rates in different jurisdictions and preferential tax rate	(68,037)	(9,864)	447,053	(48,650)
Research and development expenses deduction	14,223	2,062	25,756	21,834
Non-taxable income	6,395	927	6,525	11,152
Provision to return	(74,577)	(10,813)	14,568	(5,776)
Deferred tax expense	(1,462)	(212)	(21,245)	828
Tax rate change	483	70	(2,890)	(18,594)
Expired tax loss	(160,285)	(23,239)	(112,725)	(37,469)
Change in valuation allowance	(62,114)	(9,005)	(568,808)	(184,635)
Income tax expense (benefit), total	¥ (511)	$ (74)	¥ (3,198)	¥ (17,553)